ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jul. 31, 2020
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable and allowance for doubtful accounts

	As of July 31,
	2020	2019
Accounts receivable from business advisory and consulting services	$425,106	$1,537,593
Accounts receivable from multi-channel advertising, event planning and execution	1,894,447	—
Total gross accounts receivable	2,319,553	1,537,593
Less: allowances for doubtful accounts	(1,380,161)	(65,335)
Accounts receivables, net	$939,392	$1,472,258

Schedule of aging of the accounts receivable

	As of July 31,
Accounts receivable by aging bucket	2020	2019
1-3 months	$27,027	$364,430
4-6 months	67,441	147,722
7-12 months	1,130,348	894,771
More than 1 year	1,094,737	130,670
Total gross accounts receivable	$2,319,553	$1,537,593

Schedule of movement in allowance for doubtful accounts for accounts receivable, net

	July 31, 2020	July 31, 2019
Beginning balance	$65,335	$—
Additions	1,304,108	65,790
Reductions	—	—
Foreign currency translation adjustments	10,718	(455)
Ending balance	$1,380,161	$65,335